Inverse High Yield Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.21%	5.17%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.93%)	(1.87%)	(4.57%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.93%)	(2.72%)	(4.99%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.55%)	(1.75%)	(3.44%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.97%)	(2.09%)	(4.32%)